Financial performance, Impairment Write-off (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Financial performance [Abstract]
Exploration expenditure written off	$ (24)	$ (48)	$ (81)
Total impairment	$ (24)	$ (48)	$ (81)